Summary of Principal Accounting Policies - Noncontrolling Interest (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Changes in the group's ownership interest
Net income (loss) attributable to ordinary shareholders	$ (23,655,674)	¥ (164,686,075)	¥ (387,744,018)	¥ 409,492,179
Transfers from the noncontrolling interest				14,716,560
Change from net income (loss) attributable to ordinary shareholders and transfers from noncontrolling interest	$ (23,655,674)	¥ (164,686,075)	¥ (387,744,018)	424,208,739
UP Capital
Changes in the group's ownership interest
Increase in Jupai's paid-in-capital for purchase shares				1,411,129
Shanghai Jupeng Asset Management Co., Ltd. ("Jupeng")
Changes in the group's ownership interest
Increase in Jupai's paid-in-capital for purchase shares				¥ 13,305,431